FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivative Fair value by maturity schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (6,452,388)	R$ (6,775,980)
Up to 1 year
Financial Instruments and Risks
Derivative fair value asset (liability), net	(1,093,198)	(1,507,075)
1 - 2 years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(282,499)	(918,030)
2 - 3 years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(759,082)	(433,195)
3 - 4 years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(2,096,449)	(705,859)
More than 4 years
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (2,221,160)
4 - 5 years
Financial Instruments and Risks
Derivative fair value asset (liability), net		(1,684,124)
More than 5 years
Financial Instruments and Risks
Derivative fair value asset (liability), net		R$ (1,527,697)